RIGHT OF USE ASSETS	9 Months Ended
Sep. 30, 2021
RIGHT OF USE ASSETS

13. RIGHT OF USE ASSETS

Total
Cost
Balance at January 1, 2020	$159,539
Leases acquired in the Acquisition	83,428
Balance at December 31, 2020	$242,967
Additions	195,281
Lease removal	(7,092)
Balance at September 30, 2021	$431,156

Accumulated depreciation
Balance at January 1, 2020	$29,545
Charge for the period	69,003
Balance at December 31, 2020	$98,548
Historical correction	7,152
Charge for the period	78,551
Balance at September 30, 2021	$184,251

Net book value:
December 31, 2020	$144,419
September 30, 2021	$246,905